                                BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726


                                 March 3, 2000


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re: CitiFunds(SM) International Trust (filing relates solely to CitiFunds(SM) International Growth &
            Income Portfolio)
            (File Nos. 33-36556 and 811-6154)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, CitiFunds(SM) International Trust, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 24 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 28, 2000, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

      Please call the undersigned at (617) 951-8706 or Mari A. Wilson at (617) 951-8381, with any questions relating to this filing.

                                          Sincerely,

                                          Frans C. Wethly

cc:   Susan LaChance
      Mari A. Wilson